Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 18 - REGULATORY MATTERS

The Company and its subsidiary bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company’s and bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk, weighting, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company and bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to adjusted total assets (as defined).

As of December 31, 2012, the most recent notifications from the Office of the Comptroller of the Currency categorized the bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes has changed the capital category. The capital ratios of the Company and its subsidiary bank, along with the regulatory framework for adequately capitalized and well capitalized institutions are depicted as set forth in the following table:

(Amounts Expressed in Thousands)	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
First West Virginia Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total Capital (to Risk Weighted Assets)	$32,792	22.13%	$11,856	8.0%	$14,821	10.0%
Tier I Capital (to Risk Weighted Assets)	30,938	20.88%	5,928	4.0%	8,892	6.0%
Tier I Capital (to Adjusted Total Assets)	30,938	10.48%	11,809	4.0%	14,761	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,494	21.55%	$11,691	8.0%	$14,614	10.0%
Tier I Capital (to Risk Weighted Assets)	29,662	20.30%	5,845	4.0%	8,768	6.0%
Tier I Capital (to Adjusted Total Assets)	29,662	10.46%	11,340	4.0%	14,175	5.0%
Progressive Bank, N.A.
As of December 31, 2012
Total Capital (to Risk Weighted Assets)	$32,608	22.04%	$11,838	8.0%	$14,798	10.0%
Tier I Capital (to Risk Weighted Assets)	30,754	20.78%	5,919	4.0%	8,879	6.0%
Tier I Capital (to Adjusted Total Assets)	30,754	10.43%	11,798	4.0%	14,747	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,269	21.43%	$11,674	8.0%	$14,592	10.0%
Tier I Capital (to Risk Weighted Assets)	29,437	20.17%	5,837	4.0%	8,755	6.0%
Tier I Capital (to Adjusted Total Assets)	29,437	10.39%	11,328	4.0%	14,160	5.0%